Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net, by Type [Abstract]
Summary of Property, Equipment and Software, Net
Property, equipment and software, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Computer and electronic equipment	19,138	26,853
Office furniture and equipment	866	1,121
Leasehold improvements	22,156	32,053
Software	8,419	22,685

Total	50,579	82,712
Less: accumulated depreciation	(21,855)	(37,950)

Property, equipment and software, net	28,724	44,762